Loans and Related Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 2,402	$ 5,943
Current	375,895	371,100
Total loans	378,297	377,043	$ 294,901
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	1,144	564
Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	1,056
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,198	1,298
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	60	1,169
Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,144	3,476
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21	92
Current	40,806	34,079
Total loans	40,827	34,171	23,738
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	6
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	15	92
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6
Commercial Loan [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans			90,000
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	123,711	127,213
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	452	618
Current	189	216
Total loans	641	834
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	452	443
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	55	1,479
Current	123,015	124,900
Total loans	123,070	126,379
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	55	112
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		175
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		124
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	452	443
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1,243
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	514
Current	34,692	26,672
Total loans	35,206	26,672	20,713
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	508
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	508
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	154,905	164,617	140,676
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	138	180
Current	277	450
Total loans	415	630
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	138	119
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,194	3,468
Current	153,296	160,519
Total loans	154,490	163,987
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	40
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,097	1,038
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		61
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	57	761
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	138	119
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	40	1,669
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	13,616	17,524
Total loans	13,616	17,524	15,730
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	28	106
Current	10,004	6,740
Total loans	10,032	6,846	$ 4,044
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing		2
Personal Loan [Member] | Consumer Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	25	56
Personal Loan [Member] | Consumer Portfolio Segment [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 3	48
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 2